UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4108

                         OPPENHEIMER HIGH INCOME FUND/VA
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: DECEMBER 31

                    Date of reporting period: MARCH 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--0.4%
-------------------------------------------------------------------------------------------------------------------------
Consumer Credit Reference Index Securities Program, Credit Card
Asset-Backed Certificates, Series 2002-B, Cl. FX, 10.421%,
3/22/07 1                                                                       $          500,000     $         516,455
-------------------------------------------------------------------------------------------------------------------------
Norse CBO Ltd., 9.342% Sub. Bonds, Series 1A, Cl. C2, 8/13/10 1                          1,500,000             1,560,000
                                                                                                       ------------------
Total Asset-Backed Securities (Cost $1,997,606)                                                                2,076,455

-------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--0.0%
-------------------------------------------------------------------------------------------------------------------------
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through
Certificates, Series 1997-CHL1, Cl. D, 7.751%, 4/29/39 1,2 (Cost
$282,885)                                                                                  300,000               303,234
-------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--84.9%
-------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--24.8%
-------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--2.6%
Accuride Corp., 8.50% Sr. Sub. Nts., 2/1/15 3                                              440,000               433,400
-------------------------------------------------------------------------------------------------------------------------
ArvinMeritor, Inc., 8.75% Sr. Unsec. Unsub. Nts., 3/1/12                                 1,500,000             1,567,500
-------------------------------------------------------------------------------------------------------------------------
Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Sub. Nts.,
Series B, 2/15/10                                                                          800,000               856,000
-------------------------------------------------------------------------------------------------------------------------
Collins & Aikman Products Co., 10.75% Sr. Nts., 12/31/11                                   500,000               413,750
-------------------------------------------------------------------------------------------------------------------------
Cooper Standard Automotive Group:
7% Sr. Nts., 12/15/12 3                                                                    180,000               168,300
8.375% Sr. Sub. Nts., 12/15/14 3                                                         1,010,000               825,675
-------------------------------------------------------------------------------------------------------------------------
Dana Corp., 10.125% Nts., 3/15/10                                                          500,000               524,987
-------------------------------------------------------------------------------------------------------------------------
Dura Operating Corp.:
8.625% Sr. Nts., Series B, 4/15/12                                                       1,100,000             1,020,250
9% Sr. Sub. Nts., Series B, 5/1/09 [EUR]                                                   100,000               110,185
9% Sr. Unsec. Sub. Nts., Series D, 5/1/09                                                  300,000               238,500
-------------------------------------------------------------------------------------------------------------------------
Eagle-Picher, Inc., 9.75% Sr. Nts., 9/1/13 4,5                                           1,200,000               774,000
-------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The), 7.857% Nts., 8/15/11                                   1,700,000             1,649,000
-------------------------------------------------------------------------------------------------------------------------
Keystone Automotive Operations, Inc., 9.75% Sr. Unsec. Sub. Nts.,
11/1/13                                                                                    200,000               202,000
-------------------------------------------------------------------------------------------------------------------------
Lear Corp., 8.11% Sr. Unsec. Nts., Series B, 5/15/09                                     1,100,000             1,191,451
-------------------------------------------------------------------------------------------------------------------------
Metaldyne Corp.:
10% Sr. Nts., 11/1/13 3                                                                    500,000               457,500
11% Sr. Sub. Nts., 6/15/12                                                                 750,000               611,250
-------------------------------------------------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                                                  900,000             1,001,250
-------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc.:
8.625% Sr. Sub. Nts., 11/15/14 3                                                         1,050,000             1,026,375
10.25% Sr. Sec. Nts., Series B, 7/15/13                                                    900,000             1,008,000
-------------------------------------------------------------------------------------------------------------------------
United Components, Inc., 9.375% Sr. Sub. Nts., 6/15/13                                     400,000               401,000
-------------------------------------------------------------------------------------------------------------------------
Visteon Corp., 7% Sr. Unsec. Nts., 3/10/14                                                 700,000               598,500
-------------------------------------------------------------------------------------------------------------------------
                                                                                                              15,078,873
-------------------------------------------------------------------------------------------------------------------------
 AUTOMOBILES--0.4%
 General Motors Acceptance Corp., 5.125% Nts., 5/9/08                                    2,000,000             1,853,022
-------------------------------------------------------------------------------------------------------------------------
 Navistar International Corp., 6.25% Sr. Nts., 3/1/12 3                                    445,000               424,975
                                                                                                       ------------------
                                                                                                               2,277,997
-------------------------------------------------------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE--6.3%
 Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08                                          940,000               925,900
-------------------------------------------------------------------------------------------------------------------------
 Aztar Corp., 9% Sr. Unsec. Sub. Nts., 8/15/11                                             450,000               488,250
-------------------------------------------------------------------------------------------------------------------------
 Boyd Gaming Corp., 8.75% Sr. Sub. Nts., 4/15/12                                           800,000               870,000
-------------------------------------------------------------------------------------------------------------------------
 Capital Gaming International, Inc., 11.50% Promissory Nts.,
 8/1/1995 1,4,5                                                                              9,500                    --
-------------------------------------------------------------------------------------------------------------------------
 Carrols Corp., 9% Sr. Sub. Nts., 1/15/13 3                                                270,000               279,450
-------------------------------------------------------------------------------------------------------------------------
 Domino's, Inc., 8.25% Sr. Unsec. Sub. Nts., 7/1/11                                        875,000               918,750
-------------------------------------------------------------------------------------------------------------------------


1            |            OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE CONTINUED
Gaylord Entertainment Co., 8% Sr. Nts., 11/15/1 3                               $          500,000     $         520,000
-------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp.:
7.625% Nts., 12/1/12                                                                       500,000               571,679
7.625% Nts., 5/15/08                                                                       400,000               432,450
-------------------------------------------------------------------------------------------------------------------------
Intrawest Corp., 7.50% Sr. Unsec. Nts., 10/15/1 3                                          917,000               923,878
-------------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, In c.:
7% Sr. Unsec. Sub. Nts.,  3/1/14                                                           800,000               796,000
9% Sr. Sub. Nts., 3/15/12                                                                  600,000               655,500
-------------------------------------------------------------------------------------------------------------------------
John Q. Hammons Hotels, Inc., 8.875% Sr. Nts., Series B, 5/15/12                           900,000               969,750
-------------------------------------------------------------------------------------------------------------------------
La Quinta Properties, Inc., 7% Sr. Sec. Nts., 8/15/12                                      500,000               508,750
-------------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group, 10.25% Sr. Unsec. Sub. Nts., Series B,
8/1/07                                                                                     800,000               874,000
-------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc.:
5.875% Sr. Nts., 2/27/14                                                                   600,000               569,250
8.375% Sr. Unsec. Sub. Nts., 2/1/11                                                        900,000               976,500
9.75% Sr. Unsec. Sub. Nts., 6/1/07                                                         800,000               864,000
-------------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.125% Sr. Nts., 2/15/13 3                                                                 440,000               433,400
6.375% Sr. Sub. Nts., 7/15/09                                                              800,000               798,000
6.875% Sr. Sub. Nts., 2/15/15 3                                                            615,000               611,925
8% Sr. Sub. Nts., 4/1/12                                                                 1,000,000             1,065,000
-------------------------------------------------------------------------------------------------------------------------
NCL Corp., 10.625% Sr. Nts., 7/15/14 3                                                     600,000               623,250
-------------------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp.:
7.875% Sr. Sub. Nts., 3/15/10                                                            1,500,000             1,642,500
9.375% Sr. Unsec. Sub. Nts., 2/15/07                                                     1,500,000             1,599,375
-------------------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc.:
6.75% Sr. Sub. Nts., 3/1/15 3                                                              445,000               440,550
6.875% Sr. Sub. Nts., 12/1/11                                                              350,000               352,625
8.875% Sr. Sub. Nts., 3/15/10                                                              600,000               639,000
-------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25% Sr. Unsec. Sub. Nts., 3/15/12                        1,350,000             1,356,750
-------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 8.75% Sr. Unsub. Nts., 2/2/11                                600,000               684,750
-------------------------------------------------------------------------------------------------------------------------
Six Flags, Inc.:
8.875% Sr. Unsec. Nts., 2/1/10                                                             800,000               756,000
9.625% Sr. Nts., 6/1/14                                                                    357,000               331,118
9.75% Sr. Nts., 4/15/13                                                                  1,450,000             1,359,375
-------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875% Sr. Nts., 5/1/12                       1,500,000             1,646,250
-------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                                                       2,800,000             2,793,000
9.875% Sr. Unsec. Sub. Nts., 7/1/10                                                        600,000               632,250
-------------------------------------------------------------------------------------------------------------------------
Sun International Hotels Ltd., 8.875% Sr. Unsec. Sub. Nts.,
8/15/11                                                                                  1,000,000             1,077,500
-------------------------------------------------------------------------------------------------------------------------
Universal City Development Partners Ltd., 11.75% Sr. Nts., 4/1/10                        1,000,000             1,145,000
-------------------------------------------------------------------------------------------------------------------------
Vail Resorts, Inc., 6.75% Sr. Sub. Nts., 2/15/14                                           900,000               886,500
-------------------------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts., 12/1/14 3                  3,400,000             3,247,000
                                                                                                       ------------------
                                                                                                              36,265,225
-------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.1%
Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12                                           500,000               532,500
-------------------------------------------------------------------------------------------------------------------------
Blount, Inc., 8.875% Sr. Sub. Nts., 8/1/12                                                 775,000               821,500
-------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 9.75% Sr. Sub. Nts., 9/15/10                                            300,000               349,669
-------------------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc.:
7.75% Sr. Unsec. Sub. Nts., 5/15/13                                                        900,000               949,500
8.875% Sr. Sub. Nts., 4/1/12                                                               800,000               860,000
-------------------------------------------------------------------------------------------------------------------------


2            |            OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES CONTINUED
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                                                  $          150,000     $         163,691
9.50% Sr. Unsec. Sub. Nts., 2/15/11                                                        350,000               372,427
-------------------------------------------------------------------------------------------------------------------------
Meritage Homes Corp., 6.25% Sr. Nts., 3/15/15 3                                            795,000               751,275
-------------------------------------------------------------------------------------------------------------------------
Norcraft Cos. LP, 9% Sr. Sub. Nts., 11/1/11                                                300,000               312,000
-------------------------------------------------------------------------------------------------------------------------
Sealy Mattress Co., 8.25% Sr. Sub. Nts., 6/15/14                                         1,400,000             1,466,500
-------------------------------------------------------------------------------------------------------------------------
Standard Pacific Corp.:
7.75% Sr. Nts., 3/15/13                                                                    650,000               680,875
9.25% Sr. Sub. Nts., 4/15/12                                                               700,000               794,500
-------------------------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                                   500,000               538,750
-------------------------------------------------------------------------------------------------------------------------
WCI Communities, Inc.:
9.125% Sr. Sub. Nts., 5/1/12                                                               800,000               860,000
10.625% Sr. Unsec. Sub. Nts., 2/15/11                                                      600,000               653,250
-------------------------------------------------------------------------------------------------------------------------
William Lyon Homes, Inc., 10.75% Sr. Nts., 4/1/13                                          800,000               884,000
-------------------------------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 9.875% Sr. Unsec. Nts., 6/1/07                                  1,000,000             1,000,000
                                                                                                       ------------------
                                                                                                              11,990,437
-------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Leslie's Poolmart, Inc., 7.75% Sr. Nts., 2/1/13 3                                          445,000               451,675
-------------------------------------------------------------------------------------------------------------------------
MEDIA--11.0%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09 4,5                                                         360,000               298,800
8.125% Sr. Nts., Series B, 7/15/03 4,5                                                   1,000,000               840,000
8.375% Sr. Nts., Series B, 2/1/08 4,5                                                    1,000,000               850,000
10.875% Sr. Unsec. Nts., 10/1/10 4,5                                                     1,000,000               890,000
-------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts.,
12/15/12                                                                                   700,000               693,000
-------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc.:
8% Sr. Unsec. Sub. Nts., 3/1/14                                                          1,050,000             1,008,000
9.50% Sr. Unsec. Sub. Nts., 2/1/11                                                       1,192,000             1,227,760
-------------------------------------------------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11                                                       900,000               931,500
10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09                                              600,000               621,000
-------------------------------------------------------------------------------------------------------------------------
Block Communications, Inc., 9.25% Sr. Sub. Nts., 4/15/09                                   600,000               642,000
-------------------------------------------------------------------------------------------------------------------------
Cablevision Systems New York Group, 8% Sr. Nts., 4/15/12 3                                 300,000               309,750
-------------------------------------------------------------------------------------------------------------------------
Carmike Cinemas, Inc., 7.50% Sr. Sub. Nts., 2/15/14                                        850,000               838,313
-------------------------------------------------------------------------------------------------------------------------
CBD Media LLC/CBD Finance, Inc., 8.625% Sr. Sub. Nts., 6/1/11                              200,000               207,000
-------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter Communications
Holdings Capital Corp.:
0%/11.75% Sr. Unsec. Sub. Disc. Nts., 5/15/11 6                                          2,800,000             1,946,000
8.375% Sr. Nts., Second Lien, 4/30/14 3                                                  5,950,000             6,009,500
-------------------------------------------------------------------------------------------------------------------------
Cinemark USA, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/13                                        400,000               436,000
-------------------------------------------------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Unsec. Disc. Nts., 3/15/14 6                                1,800,000             1,287,000
-------------------------------------------------------------------------------------------------------------------------
Corus Entertainment, Inc., 8.75% Sr. Sub. Nts., 3/1/12                                     800,000               862,000
-------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc.:
6.75% Sr. Nts., 4/15/12 3                                                                  500,000               498,750
7.625% Sr. Unsec. Unsub. Nts., Series B, 4/1/11                                          1,900,000             1,985,500
-------------------------------------------------------------------------------------------------------------------------
Dex Media East LLC/Dex Media East Finance Co., 9.875% Sr. Unsec.
Nts., 11/15/09                                                                             800,000               884,000
-------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance Co.:
5.875% Sr. Nts., 11/15/11                                                                1,200,000             1,158,000


3            |            OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------------------------------
MEDIA CONTINUED
8.50% Sr. Nts., 8/15/10                                                         $          700,000     $         750,750
9.875% Sr. Sub. Nts., 8/15/13                                                           1 ,172,000             1,312,640
-------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc., 8% Unsec. Nts., 11/15/13                                                3,550,000             3,692,000
-------------------------------------------------------------------------------------------------------------------------
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 8.375% Sr.
Unsec. Nts., 3/15/13                                                                     3,400,000             3,697,500
-------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp.:
6.625% Sr. Nts., 10/1/14 3                                                               4,000,000             3,885,000
9.125% Sr. Nts., 1/15/09                                                                 1,895,000             2,032,388
-------------------------------------------------------------------------------------------------------------------------
Emmis Operating Co., 6.875% Sr. Unsec. Sub. Nts., 5/15/12                                1,200,000             1,182,000
-------------------------------------------------------------------------------------------------------------------------
Entravision Communications Corp., 8.125% Sr. Sub. Nts., 3/15/09                            600,000               628,500
-------------------------------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75% Sr. Sec. Nts., 12/1/10                                 1,057,000               988,295
-------------------------------------------------------------------------------------------------------------------------
Gray Television, Inc., 9.25% Sr. Sub. Nts., 12/15/11                                       500,000               542,500
-------------------------------------------------------------------------------------------------------------------------
Lamar Media Corp., 7.25% Sr. Unsec. Sub. Nts., 1/1/13                                      200,000               209,000
-------------------------------------------------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                                         500,000               485,000
-------------------------------------------------------------------------------------------------------------------------
LodgeNet Entertainment Corp., 9.50% Sr. Sub. Debs., 6/15/13                                400,000               438,000
-------------------------------------------------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts.,
1/15/13                                                                                  1,257,000             1,260,143
-------------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                                                             1,400,000             1,337,000
6.875% Sr. Unsec. Sub. Nts., 10/1/13                                                       800,000               788,000
-------------------------------------------------------------------------------------------------------------------------
News America Holdings, Inc., 8.875% Sr. Debs., 4/26/23                                     625,000               800,944
-------------------------------------------------------------------------------------------------------------------------
PanAmSat Corp., 9% Sr. Unsec. Nts., 8/15/14                                              1,298,000             1,375,880
-------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8% Sr. Nts., 5/15/13                                                                     1,100,000             1,127,500
8.875% Sr. Unsec. Nts., 5/15/11                                                             57,000                59,708
-------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp., 6.875% Sr. Nts., 1/15/13 3                                           500,000               497,500
-------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I:
8.875% Sr. Nts., 12/15/10 3                                                                700,000               766,500
10.875% Sr. Sub. Nts., 12/15/12 3                                                        1,000,000             1,157,500
-------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11                             800,000               860,000
-------------------------------------------------------------------------------------------------------------------------
Rainbow National Services LLC, 8.75% Sr. Nts., 9/1/12 3                                  1,600,000             1,728,000
-------------------------------------------------------------------------------------------------------------------------
Rogers Cable, Inc., 6.75% Sr. Sec. Nts., 3/15/15                                           500,000               495,000
-------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., 8% Sr. Unsec. Sub. Nts., 3/15/12                         1,600,000             1,640,000
-------------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., 9.625% Sr. Unsec. Sub. Nts.,
11/1/09                                                                                    600,000               630,000
-------------------------------------------------------------------------------------------------------------------------
Vertis, Inc.:
9.75% Sr. Sec. Nts., 4/1/09                                                                500,000               525,000
10.875% Sr. Unsec. Nts., Series B, 6/15/09                                                 650,000               630,500
-------------------------------------------------------------------------------------------------------------------------
WMG Holdings Corp.:
0%/9.50% Sr. Disc. Nts., 12/15/14 3,6                                                    2,720,000             1,890,400
7.385% Sr. Nts., 12/15/11 2,3                                                              360,000               370,800
-------------------------------------------------------------------------------------------------------------------------
WRC Media, Inc./Weekly Reader Corp./CompassLearning, Inc., 12.75%
Sr. Sub. Nts., 11/15/09                                                                  1,100,000             1,018,875
                                                                                                       ------------------
                                                                                                              63,226,696
-------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.1%
Saks, Inc.:
8.25% Sr. Unsec. Nts., 11/15/08                                                            250,000               265,000
9.875% Nts., 10/1/11                                                                       300,000               325,500
                                                                                                       ------------------
                                                                                                                 590,500
-------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.1%
Asbury Automotive Group, Inc., 9% Sr. Sub. Nts., 6/15/12                                   600,000               615,000
-------------------------------------------------------------------------------------------------------------------------


4            |            OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL CONTINUED
Atlantic Broadband Finance LLC, 9.375% Sr. Sub. Nts., 1/15/14 3                 $          500,000     $         482,500
-------------------------------------------------------------------------------------------------------------------------
AutoNation, Inc., 9% Sr. Unsec. Nts., 8/1/08                                             1,200,000             1,326,000
-------------------------------------------------------------------------------------------------------------------------
Boise Cascade LLC/Boise Cascade Finance Corp., 7.125% Sr. Sub.
Nts., 10/15/14 3                                                                           950,000               966,625
-------------------------------------------------------------------------------------------------------------------------
Building Materials Corp. of America, 8% Sr. Nts, 12/1/08                                   300,000               308,250
-------------------------------------------------------------------------------------------------------------------------
Eye Care Centers of America, Inc., 9.125% Sr. Unsec. Sub. Nts.,
5/1/08 1                                                                                   400,000               409,500
-------------------------------------------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375% Sr. Unsec. Nts., 6/1/12                                  600,000               570,000
-------------------------------------------------------------------------------------------------------------------------
Hollywood Entertainment Corp., 9.625% Sr. Sub. Nts., 3/15/11                               300,000               340,500
-------------------------------------------------------------------------------------------------------------------------
Petco Animal Supplies, Inc., 10.75% Sr. Sub. Nts., 11/1/11                                 750,000               843,750
-------------------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr. Unsec. Sub. Nts., Series B, 5/1/10                          350,000               350,000
                                                                                                       ------------------
                                                                                                               6,212,125
-------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.1%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 3                                                  2,500,000             2,762,500
-------------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co.:
7% Unsec. Nts., 11/1/06                                                                    800,000               826,000
7.73% Sr. Nts., 4/1/12 2,3                                                                 900,000               888,750
12.25% Sr. Nts., 12/15/12                                                                  400,000               438,000
-------------------------------------------------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875% Sr. Nts., 6/1/11                                           500,000               532,500
-------------------------------------------------------------------------------------------------------------------------
Russell Corp., 9.25% Sr. Nts., 5/1/10                                                      600,000               640,500
                                                                                                       ------------------
                                                                                                               6,088,250
-------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--3.3%
-------------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.1%
Constellation Brands, Inc., 8.125% Sr. Sub. Nts., 1/15/12                                  500,000               537,500
-------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.6%
Great Atlantic & Pacific Tea Co., Inc. (The), 9.125% Sr. Nts.,
12/15/11                                                                                   457,000               451,288
-------------------------------------------------------------------------------------------------------------------------
Jean Coutu Group (PJC), Inc. (The):
7.625% Sr. Unsec. Nts., 8/1/12                                                             450,000               461,250
8.50% Sr. Sub. Nts., 8/1/14                                                              1,100,000             1,073,875
-------------------------------------------------------------------------------------------------------------------------
Real Time Data Co., 11% Disc. Nts., 5/31/09 1,4,5,7                                        476,601                    --
-------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp.:
8.125% Sr. Sec. Nts., 5/1/10                                                               900,000               918,000
9.50% Sr. Sec. Nts., 2/15/11                                                               450,000               479,250
                                                                                                       ------------------
                                                                                                               3,383,663
-------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--2.1%
American Seafoods Group LLC, 10.125% Sr. Sub. Nts., 4/15/10                                500,000               540,000
-------------------------------------------------------------------------------------------------------------------------
Burns Philp Capital Property Ltd., 9.75% Sr. Unsec. Sub. Nts.,
7/15/12                                                                                    400,000               438,000
-------------------------------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc., 7.50% Sr. Unsec. Nts.,
11/1/14                                                                                    300,000               300,000
-------------------------------------------------------------------------------------------------------------------------
Del Monte Corp.:
6.75% Sr. Sub. Nts., 2/15/15 3                                                             350,000               343,000
8.625% Sr. Sub. Nts., 12/15/12                                                           1,000,000             1,087,500
-------------------------------------------------------------------------------------------------------------------------
Doane Pet Care Co.:
9.75% Sr. Unsec. Sub. Nts., 5/15/07                                                        400,000               394,000
10.75% Sr. Nts., 3/1/10                                                                  1,500,000             1,597,500
-------------------------------------------------------------------------------------------------------------------------
Dole Food Co., Inc.:
8.625% Sr. Nts., 5/1/09                                                                    900,000               949,500
8.875% Sr. Unsec. Nts., 3/15/11                                                            411,627               444,557
-------------------------------------------------------------------------------------------------------------------------
Hines Nurseries, Inc., 10.25% Sr. Unsec. Sub. Nts., 10/1/11                                600,000               651,000
-------------------------------------------------------------------------------------------------------------------------
Pinnacle Foods Holding Corp., 8.25% Sr. Sub. Nts., 12/1/13                               1,100,000               946,000
-------------------------------------------------------------------------------------------------------------------------


5            |            OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS CONTINUED
Smithfield Foods, Inc.:
7.625% Sr. Unsec. Sub. Nts., 2/15/08                                            $          925,000     $         957,375
8% Sr. Nts., Series B, 10/15/09                                                            900,000               958,500
-------------------------------------------------------------------------------------------------------------------------
Swift & Co., 10.125% Sr. Nts., 10/1/09                                                   1,000,000             1,102,500
-------------------------------------------------------------------------------------------------------------------------
United Biscuits Finance plc, 10.625% Sr. Sub. Nts., 4/15/11 1 [EUR]                      1,000,000             1,338,423
                                                                                                       ------------------
                                                                                                              12,047,855
-------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.4%
Church & Dwight Co., Inc., 6% Sr. Sub. Nts., 12/15/12 3                                    500,000               490,000
-------------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11                                                                 1,000,000             1,082,500
9.375% Sr. Unsec. Sub. Nts., 6/1/11                                                        700,000               731,500
                                                                                                       ------------------
                                                                                                               2,304,000
-------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.1%
Elizabeth Arden, Inc., 7.75% Sr. Unsec. Sub. Nts., 1/15/14                                 300,000               310,500
-------------------------------------------------------------------------------------------------------------------------
ENERGY--6.8%
-------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.9%
Dresser, Inc., 9.375% Sr. Sub. Nts., 4/15/11                                               400,000               426,000
-------------------------------------------------------------------------------------------------------------------------
Grant Prideco, Inc., 9% Sr. Unsec. Nts., 12/15/09                                          300,000               325,500
-------------------------------------------------------------------------------------------------------------------------
Hanover Compressor Co., 8.625% Sr. Nts., 12/15/10                                          700,000               735,000
-------------------------------------------------------------------------------------------------------------------------
Hanover Equipment Trust 2001A, 8.50% Sr. Sec. Nts., Series A,
9/1/08                                                                                     500,000               523,750
-------------------------------------------------------------------------------------------------------------------------
Hornbeck Offshore Services, Inc., 6.125% Sr. Unsec. Nts., Series
B, 12/1/14                                                                                 550,000               544,500
-------------------------------------------------------------------------------------------------------------------------
Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08                                        1,350,000             1,388,813
-------------------------------------------------------------------------------------------------------------------------
Petroleum Helicopters, Inc., 9.375% Sr. Nts., 5/1/09                                       600,000               640,500
-------------------------------------------------------------------------------------------------------------------------
Universal Compression, Inc., 7.25% Sr. Unsec. Sub. Nts., 5/15/10                           800,000               822,000
                                                                                                       ------------------
                                                                                                               5,406,063
-------------------------------------------------------------------------------------------------------------------------
OIL & GAS--5.9%
ANR Pipeline Co., 8.875% Sr. Nts., 3/15/10                                                 400,000               434,564
-------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.:
6.375% Sr. Nts., 6/15/15 3                                                                 550,000               545,875
6.875% Sr. Unsec. Nts., 1/15/16                                                          1,120,000             1,136,800
9% Sr. Nts., 8/15/12                                                                       300,000               332,625
-------------------------------------------------------------------------------------------------------------------------
Delta Petroleum Corp., 7% Sr. Nts., 4/1/15 3                                               355,000               344,350
-------------------------------------------------------------------------------------------------------------------------
El Paso Corp., 7.875% Sr. Unsec. Nts., 6/15/12                                           2,407,000             2,407,000
-------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.625% Nts., 7/15/11                                                 350,000               347,375
-------------------------------------------------------------------------------------------------------------------------
El Paso Production Holding Co., 7.75% Sr. Unsec. Nts., 6/1/13                            3,000,000             3,052,500
-------------------------------------------------------------------------------------------------------------------------
EXCO Resources, Inc., 7.25% Sr. Nts., 1/15/11                                              800,000               816,000
-------------------------------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                                 1,000,000             1,065,000
-------------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 6.625% Sr. Unsec. Nts., 10/1/11                                        450,000               450,000
-------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co.:
6.625% Sr. Unsec. Sub. Nts., 9/1/14                                                      1,300,000             1,322,750
8.375% Sr. Sub. Nts., 8/15/12                                                              600,000               651,000
-------------------------------------------------------------------------------------------------------------------------
Plains Exploration & Production Co., 7.125% Sr. Nts., 6/15/14                              600,000               630,000
-------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc.:
6.75% Sr. Nts., 5/1/14                                                                     700,000               703,500
9.50% Sr. Nts., 2/1/13                                                                   1,000,000             1,122,500
-------------------------------------------------------------------------------------------------------------------------
Range Resources Corp.:
6.375% Sr. Sub. Nts., 3/15/15 3                                                            445,000               429,425
7.375% Sr. Sub. Nts., 7/15/13                                                              400,000               410,000
-------------------------------------------------------------------------------------------------------------------------


6            |            OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
Southern Natural Gas Co.:
7.35% Nts., 2/15/31                                                             $          600,000     $         615,834
8% Sr. Unsub. Nts., 3/1/32                                                                 900,000               970,802
8.875% Sr. Nts., 3/15/10                                                                   700,000               762,510
-------------------------------------------------------------------------------------------------------------------------
Stone Energy Corp.:
6.75% Sr. Unsec. Sub. Nts., 12/15/14                                                       560,000               546,000
8.25% Sr. Unsec. Sub. Nts., 12/15/11                                                     1,600,000             1,676,000
-------------------------------------------------------------------------------------------------------------------------
Teekay Shipping Corp., 8.875% Sr. Nts., 7/15/11                                            575,000               644,000
-------------------------------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                                          2,915,000             3,145,547
-------------------------------------------------------------------------------------------------------------------------
Tesoro Petroleum Corp.:
8% Sr. Sec. Nts., 4/15/08                                                                1,000,000             1,050,000
9.625% Sr. Sub. Nts., 4/1/12                                                               557,000               614,093
-------------------------------------------------------------------------------------------------------------------------
Transcontinental Gas Pipe Line Corp., 8.875% Sr. Unsub. Nts.,
Series B, 7/15/12                                                                          200,000               235,500
-------------------------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp., 7.25% Sr. Sub. Nts., 5/1/12                                       800,000               812,000
-------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The):
7.125% Nts., 9/1/11                                                                      1,550,000             1,625,563
7.625% Nts., 7/15/19                                                                       900,000               978,750
8.75% Unsec. Nts., 3/15/32                                                               1,900,000             2,265,750
-------------------------------------------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.50% Nts., 12/1/08                                   300,000               306,000
-------------------------------------------------------------------------------------------------------------------------
XTO Energy, Inc., 7.50% Sr. Nts., 4/15/12                                                1,000,000             1,147,101
                                                                                                       ------------------
                                                                                                              33,596,714
-------------------------------------------------------------------------------------------------------------------------
FINANCIALS--2.5%
-------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.8%
American Color Graphics, Inc., 10% Sr. Sec. Nts., 6/15/10                                  400,000               262,000
-------------------------------------------------------------------------------------------------------------------------
BCP Caylux Holdings Luxembourg SCA, 9.625% Sr. Sub. Nts., 6/15/14 3                      1,560,000             1,786,200
-------------------------------------------------------------------------------------------------------------------------
Berry Plastics Corp., 10.75% Sr. Sub. Nts., 7/15/12                                      1,600,000             1,812,000
-------------------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., 12% Sr. Unsec. Sub. Nts.,
Series B, 9/30/08 1                                                                      1,550,000               984,250
                                                                                                       ------------------
                                                                                                               4,844,450
-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.2%
Bank Plus Corp., 12% Sr. Nts., 7/18/07 1                                                   517,000               555,775
-------------------------------------------------------------------------------------------------------------------------
Western Financial Bank, 9.625% Unsec. Sub. Debs., 5/15/12                                  400,000               446,000
                                                                                                       ------------------
                                                                                                               1,001,775
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.7%
Affinia Group, Inc., 9% Sr. Sub. Nts., 11/30/14 3                                          450,000               418,500
-------------------------------------------------------------------------------------------------------------------------
American Commercial Lines LLC/American Commercial Lines Finance
Corp., 9.50% Sr. Nts., 2/15/15 3                                                           265,000               274,938
-------------------------------------------------------------------------------------------------------------------------
Crystal US Holdings, Inc., 0%/10.50% Sr. Disc. Nts., Series B,
10/1/14 3,6                                                                              1,600,000             1,128,000
-------------------------------------------------------------------------------------------------------------------------
Global Cash Access LLC/Global Cash Finance Corp., 8.75% Sr. Sub.
Nts., 3/15/12                                                                              575,000               612,375
-------------------------------------------------------------------------------------------------------------------------
JSG Funding plc, 7.75% Sr. Sub. Nts., 4/1/15 3                                             865,000               808,775
-------------------------------------------------------------------------------------------------------------------------
Universal City Florida:
7.493% Sr. Nts., 5/1/10 2,3                                                                270,000               280,800
8.375% Sr. Nts., 5/1/10 3                                                                  270,000               276,750
                                                                                                       ------------------
                                                                                                               3,800,138
-------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.8%
American Casino & Entertainment Properties LLC, 7.85% Sr. Sec.
Nts., 2/1/12                                                                               800,000               834,000
-------------------------------------------------------------------------------------------------------------------------


7            |            OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------------------------------
REAL ESTATE CONTINUED
Felcor Lodging LP, 9% Sr. Nts., 6/1/11                                          $          837,000     $         903,960
-------------------------------------------------------------------------------------------------------------------------
HMH Properties, Inc., 7.875% Sr. Nts., Series B, 8/1/08                                    441,000               452,025
-------------------------------------------------------------------------------------------------------------------------
Host Marriott LP, 6.375% Sr. Nts., 3/15/15 3                                             1,025,000               984,000
-------------------------------------------------------------------------------------------------------------------------
MeriStar Hospitality Corp.:
9.125% Sr. Unsec. Nts., 1/15/11                                                            457,000               479,850
10.50% Sr. Unsec. Nts., 6/15/09                                                            350,000               376,250
-------------------------------------------------------------------------------------------------------------------------
Trustreet Properties, Inc., 7.50% Sr. Nts., 4/1/15 3                                       755,000               755,000
                                                                                                       ------------------
                                                                                                               4,785,085
-------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--6.4%
-------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.2%
Titan Petrochemicals Group Ltd., 8.50% Sr. Unsec. Nts., 3/18/12 3                        1,065,000             1,001,100
-------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.6%
Dade Behring Holdings, Inc., 11.91% Sr. Unsec. Sub. Nts., 10/3/10                          177,358               194,207
-------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 8.125% Sr. Sub. Nts.,
5/1/12                                                                                     782,000               852,380
-------------------------------------------------------------------------------------------------------------------------
Inverness Medical Innovations, Inc., 8.75% Sr. Sub. Nts., 2/15/12                          600,000               612,000
-------------------------------------------------------------------------------------------------------------------------
Sybron Dental Specialties, Inc., 8.125% Sr. Sub. Nts., 6/15/12                             700,000               754,250
-------------------------------------------------------------------------------------------------------------------------
Universal Hospital Services, Inc., 10.125% Sr. Unsec. Nts.,
11/1/11                                                                                    800,000               824,000
                                                                                                       ------------------
                                                                                                               3,236,837
-------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--5.4%
Alderwoods Group, Inc., 7.75% Sr. Nts., 9/15/12 3                                          950,000               976,125
-------------------------------------------------------------------------------------------------------------------------
AmeriPath, Inc., 10.50% Sr. Unsec. Sub. Nts., 4/1/13                                       700,000               700,000
-------------------------------------------------------------------------------------------------------------------------
Beverly Enterprises, Inc., 7.875% Sr. Sub. Nts., 6/15/14                                   600,000               666,000
-------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., 6.50% Sr. Sub. Nts., 12/15/12 3                            900,000               882,000
-------------------------------------------------------------------------------------------------------------------------
Coventry Health Care, Inc., 6.125% Sr. Nts., 1/15/15 1                                     440,000               441,650
-------------------------------------------------------------------------------------------------------------------------
DaVita, Inc.:
6.625% Sr. Nts., 3/15/13 3                                                                 890,000               885,550
7.25% Sr. Sub. Nts., 3/15/15 3                                                             710,000               699,350
-------------------------------------------------------------------------------------------------------------------------
Extendicare Health Services, Inc.:
6.875% Sr. Sub. Nts., 5/1/14                                                               600,000               595,500
9.50% Sr. Unsec. Sub. Nts., 7/1/10                                                         500,000               549,375
-------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                             1,600,000             1,682,000
-------------------------------------------------------------------------------------------------------------------------
Genesis HealthCare Corp., 8% Sr. Sub. Nts., 10/15/13                                       400,000               438,000
-------------------------------------------------------------------------------------------------------------------------
HCA, Inc.:
6.30% Sr. Unsec. Nts., 10/1/12                                                           3,200,000             3,212,947
6.375% Nts., 1/15/15                                                                     2,400,000             2,394,341
7.875% Sr. Nts., 2/1/11                                                                    305,000               331,505
8.75% Sr. Nts., 9/1/10                                                                     400,000               451,834
-------------------------------------------------------------------------------------------------------------------------
HealthSouth Corp.:
7.625% Nts., 6/1/12                                                                      1,000,000               965,000
10.75% Sr. Unsec. Sub. Nts., 10/1/08                                                       357,000               367,710
-------------------------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc., 9.375% Sr. Unsec. Nts., Series A,
11/15/08                                                                                 1,867,643             2,019,389
-------------------------------------------------------------------------------------------------------------------------
Medquest, Inc., 11.875% Sr. Unsec. Sub. Nts., Series B, 8/15/12                            700,000               689,500
-------------------------------------------------------------------------------------------------------------------------
National Nephrology Assn., 9% Sr. Sub. Nts., 11/1/11 3                                     200,000               222,750
-------------------------------------------------------------------------------------------------------------------------
NDCHealth Corp., 10.50% Sr. Unsec. Sub. Nts., 12/1/12                                      600,000               619,500
-------------------------------------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc., 10.75% Sr. Unsec. Unsub. Nts.,
6/1/09                                                                                     714,000               792,540
-------------------------------------------------------------------------------------------------------------------------
Quintiles Transnational Corp., 10% Sr. Sub. Nts., 10/1/13                                  600,000               678,000
-------------------------------------------------------------------------------------------------------------------------
Rotech Healthcare, Inc., 9.50% Sr. Unsec. Sub. Nts., 4/1/12                                600,000               648,000
-------------------------------------------------------------------------------------------------------------------------
Select Medical Corp., 7.625% Sr. Sub. Nts., 2/1/15 3                                       875,000               879,375
-------------------------------------------------------------------------------------------------------------------------


8            |            OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                                                        $        1,660,000     $       1,539,650
7.375% Nts., 2/1/13                                                                         57,000                54,008
9.875% Sr. Nts., 7/1/14                                                                  1,500,000             1,567,500
-------------------------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc.:
7% Sr. Nts., 5/15/12                                                                       900,000               913,500
7% Sr. Sub. Nts., 11/15/13                                                               1,720,000             1,698,500
-------------------------------------------------------------------------------------------------------------------------
US Oncology, Inc.:
9% Sr. Nts., 8/15/12 3                                                                     650,000               689,000
10.75% Sr. Sub. Nts., 8/15/14 3                                                            650,000               718,250
-------------------------------------------------------------------------------------------------------------------------
Vicar Operating, Inc., 9.875% Sr. Sub. Nts., 12/1/09                                     1,200,000             1,305,000
                                                                                                       ------------------
                                                                                                              31,273,349
-------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.2%
Valeant Pharmaceuticals International, Inc., 7% Sr. Nts., 12/15/11                         800,000               812,000
-------------------------------------------------------------------------------------------------------------------------
Warner Chilcott Corp., 8.75% Sr. Sub. Nts., 2/1/15 3                                       450,000               454,500
                                                                                                       ------------------
                                                                                                               1,266,500
-------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--7.2%
-------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.0%
Alliant Techsystems, Inc., 8.50% Sr. Unsec. Sub. Nts., 5/15/11                             900,000               958,500
-------------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc.:
8% Sr. Unsec. Sub. Nts., Series B, 3/1/08                                                  300,000               299,250
8.875% Sr. Unsec. Sub. Nts., 5/1/11                                                         57,000                57,998
-------------------------------------------------------------------------------------------------------------------------
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                                                              434,000               418,810
7.625% Sr. Sub. Nts., 6/15/12                                                              800,000               854,000
-------------------------------------------------------------------------------------------------------------------------
Rexnord Corp., 10.125% Sr. Unsec. Sub. Nts., 12/15/12                                      700,000               773,500
-------------------------------------------------------------------------------------------------------------------------
TD Funding Corp., 8.375% Sr. Sub. Nts., 7/15/11                                            800,000               825,000
-------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc.:
9.375% Sr. Nts., 2/15/13                                                                   580,000               626,400
11% Sr. Sub. Nts., 2/15/13                                                                 454,000               510,750
-------------------------------------------------------------------------------------------------------------------------
Vought Aircraft Industries, Inc., 8% Sr. Nts., 7/15/11                                     300,000               297,000
                                                                                                       ------------------
                                                                                                               5,621,208
-------------------------------------------------------------------------------------------------------------------------
AIRLINES--0.3%
AMR Corp., 9% Debs., 8/1/12                                                                600,000               456,000
-------------------------------------------------------------------------------------------------------------------------
ATA Holdings Corp., 13% Sr. Unsec. Nts., 2/1/09 4,5                                      1,575,000               700,875
-------------------------------------------------------------------------------------------------------------------------
Northwest Airlines Corp., 10% Sr. Unsec. Nts., 2/1/09                                      600,000               378,000
                                                                                                       ------------------
                                                                                                               1,534,875
-------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.4%
Associated Materials, Inc., 9.75% Sr. Sub. Nts., 4/15/12                                   700,000               756,000
-------------------------------------------------------------------------------------------------------------------------
Goodman Global Holding Co., Inc., 7.875% Sr. Sub. Nts., 12/15/12 3                         360,000               331,200
-------------------------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625% Sr. Sec. Nts., 7/1/10                                         544,000               601,120
-------------------------------------------------------------------------------------------------------------------------
Nortek, Inc., 8.50% Sr. Unsec. Unsub. Nts., 9/1/14                                         600,000               582,000
-------------------------------------------------------------------------------------------------------------------------
North America Energy Partners, Inc., 8.75% Sr. Unsec. Nts.,
12/1/11                                                                                    300,000               271,500
                                                                                                       ------------------
                                                                                                               2,541,820
-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.0%
Allied Waste North America, Inc.:
7.25% Sr. Nts., 3/15/15 3                                                                  710,000               678,050
7.375% Sr. Sec. Nts., Series B, 4/15/14                                                  1,200,000             1,092,000
7.875% Sr. Nts., 4/15/13                                                                   800,000               802,000


9            |            OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
8.875% Sr. Nts., Series B, 4/1/08                                               $        1,500,000     $       1,558,125
9.25% Sr. Sec. Debs., Series B, 9/1/12                                                   1,700,000             1,827,500
-------------------------------------------------------------------------------------------------------------------------
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B,
11/15/05 1,4,5                                                                             200,000                    --
-------------------------------------------------------------------------------------------------------------------------
Cenveo Corp., 7.875% Sr. Sub. Nts., 12/1/13                                              1,600,000             1,436,000
-------------------------------------------------------------------------------------------------------------------------
Comforce Operating, Inc., 12% Sr. Nts., Series B, 12/1/07                                  350,000               351,750
-------------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America:
6.25% Sr. Nts., 3/15/13 3                                                                  890,000               858,850
7.50% Sr. Nts., 5/1/11                                                                     500,000               508,750
-------------------------------------------------------------------------------------------------------------------------
Mail-Well I Corp., 9.625% Sr. Nts., 3/15/12                                                700,000               749,000
-------------------------------------------------------------------------------------------------------------------------
Protection One, Inc./Protection One Alarm Monitoring, Inc.,
7.375% Sr. Unsec. Nts., 8/15/05 1                                                          900,000               907,875
-------------------------------------------------------------------------------------------------------------------------
Synagro Technologies, Inc., 9.50% Sr. Sub. Nts., 4/1/09                                    700,000               764,750
                                                                                                       ------------------
                                                                                                              11,534,650
-------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.1%
Integrated Electrical Services, Inc., 9.375% Sr. Sub. Nts.,
Series C, 2/1/09                                                                            58,000                55,970
-------------------------------------------------------------------------------------------------------------------------
URS Corp., 11.50% Sr. Unsec. Nts., 9/15/09                                                 455,000               520,975
                                                                                                       ------------------
                                                                                                                 576,945
-------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.5%
Belden & Blake Corp., 8.75% Sec. Nts., 7/15/12                                             650,000               648,375
-------------------------------------------------------------------------------------------------------------------------
Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09                                   100,000                90,500
-------------------------------------------------------------------------------------------------------------------------
General Cable Corp., 9.50% Sr. Nts., 11/15/10                                              500,000               552,500
-------------------------------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7% Sr. Unsec. Debs., 10/15/28                                1,500,000             1,479,335
                                                                                                       ------------------
                                                                                                               2,770,710
-------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.0%
Great Lakes Dredge & Dock Co., 7.75% Sr. Unsec. Sub. Nts.,
12/15/13                                                                                   250,000               208,750
-------------------------------------------------------------------------------------------------------------------------
MACHINERY--1.7%
AGCO Corp., 9.50% Sr. Unsec. Nts., 5/1/08                                                1,000,000             1,052,500
-------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25% Sr. Nts., 8/1/11 3                                           600,000               642,000
-------------------------------------------------------------------------------------------------------------------------
Douglas Dynamics LLC, 7.75% Sr. Nts., 1/15/12 3                                            600,000               591,000
-------------------------------------------------------------------------------------------------------------------------
Dresser-Rand Group, Inc., 7.375% Sr. Sub. Nts., 11/1/14 3                                  300,000               301,500
-------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The):
7.125% Sr. Nts., 11/1/13                                                                   150,000               155,250
10.50% Sr. Sub. Nts., 8/1/12                                                               520,000               592,800
-------------------------------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.50% Sr. Sec. Nts., 5/15/11                                     1,700,000             1,861,500
-------------------------------------------------------------------------------------------------------------------------
Navistar International Corp., 7.50% Sr. Nts., 6/15/11                                      800,000               810,000
-------------------------------------------------------------------------------------------------------------------------
NMHG Holding Co., 10% Sr. Nts., 5/15/09                                                    600,000               649,500
-------------------------------------------------------------------------------------------------------------------------
Terex Corp.:
7.375% Sr. Unsec. Sub. Nts., 1/15/14                                                       500,000               512,500
9.25% Sr. Unsec. Sub. Nts., 7/15/11                                                        800,000               876,000
10.375% Sr. Unsec. Sub. Nts., Series B, 4/1/11                                             500,000               546,250
-------------------------------------------------------------------------------------------------------------------------
Trinity Industries, Inc., 6.50% Sr. Nts., 3/15/14                                        1,000,000               970,000
                                                                                                       ------------------
                                                                                                               9,560,800
-------------------------------------------------------------------------------------------------------------------------
MARINE--0.4%
CP Ships Ltd., 10.375% Sr. Nts., 7/15/12                                                 1,000,000             1,147,500
-------------------------------------------------------------------------------------------------------------------------
Millenium Seacarriers, Inc., 12% Sr. Sec. Nts., 7/15/05 1,4,5                              700,000                 3,920
-------------------------------------------------------------------------------------------------------------------------
Navigator Gas Transport plc, 10.50% First Priority Ship Mtg.
Nts., 6/30/07 1,4,5                                                                      1,000,000               835,000
                                                                                                       ------------------
                                                                                                               1,986,420


10           |            OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.5%
Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09                 $          500,000     $         512,500
-------------------------------------------------------------------------------------------------------------------------
Stena AB:
7% Sr. Unsec. Nts., 12/1/16                                                                600,000               558,000
7.50% Sr. Unsec. Nts., 11/1/13                                                             928,000               923,360
9.625% Sr. Nts., 12/1/12                                                                   600,000               667,500
                                                                                                       ------------------
                                                                                                               2,661,360
-------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.2%
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14                                          1,500,000             1,380,000
-------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.1%
Horizon Lines LLC, 9% Nts., 11/1/12 3                                                      600,000               642,000
-------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--3.7%
-------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.5%
Lucent Technologies, Inc., 6.45% Unsec. Debs., 3/15/29                                   2,300,000             1,995,250
-------------------------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts.,
1/15/07 1,4                                                                              1,150,000               603,750
                                                                                                       ------------------
                                                                                                               2,599,000
-------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.1%
Seagate Technology Hdd Holdings, 8% Sr. Nts., 5/15/09                                      700,000               747,250
-------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.0%
Flextronics International Ltd., 6.25% Sr. Sub. Nts., 11/15/14                            2,000,000             1,910,000
-------------------------------------------------------------------------------------------------------------------------
Ingram Micro, Inc., 9.875% Sr. Unsec. Sub. Nts., 8/15/08                                 1,200,000             1,278,000
-------------------------------------------------------------------------------------------------------------------------
LCE Acquisition Corp., 9% Sr. Sub. Nts., 8/1/14 3                                          875,000               875,000
-------------------------------------------------------------------------------------------------------------------------
Sanmina-SCI Corp., 6.75% Sub. Nts., 3/1/13 3                                               920,000               867,100
-------------------------------------------------------------------------------------------------------------------------
Sensus Metering System, Inc., 8.625% Sr. Unsec. Sub. Nts.,
12/15/13                                                                                 1,000,000             1,027,500
                                                                                                       ------------------
                                                                                                               5,957,600
-------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc., 10.75% Sr. Nts., 12/15/09 1,4,5 [EUR]                         846,550                10,974
-------------------------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10 1,4,5                         240,208                    --
-------------------------------------------------------------------------------------------------------------------------
PSINet, Inc., 10.50% Sr. Unsec. Nts., 12/1/06 1,4,5 [EUR]                                1,000,000                55,092
                                                                                                       ------------------
                                                                                                                  66,066
-------------------------------------------------------------------------------------------------------------------------
IT SERVICES--0.6%
DynCorp International LLC, 9.50% Sr. Sub. Nts., 2/15/13 3                                1,300,000             1,269,125
-------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc.:
7.75% Sr. Sub. Nts., 1/15/15                                                               400,000               397,000
8.625% Sr. Unsec. Sub. Nts., 4/1/13                                                      1,000,000             1,015,000
-------------------------------------------------------------------------------------------------------------------------
Titan Corp. (The), 8% Sr. Sub. Nts., 5/15/11                                               400,000               418,000
                                                                                                       ------------------
                                                                                                               3,099,125
-------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.5%
Advanced Micro Devices, Inc., 7.75% Sr. Unsec. Nts., 11/1/12 3                           1,900,000             1,876,250
-------------------------------------------------------------------------------------------------------------------------
AMI Semiconductor, Inc., 10.75% Sr. Unsec. Sub. Nts., 2/1/13                               682,000               820,105
-------------------------------------------------------------------------------------------------------------------------
Amkor Technology, Inc., 9.25% Sr. Unsec. Sub. Nts., 2/15/08                              1,000,000               960,000
-------------------------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc., 7.125% Sr. Unsec. Nts., 7/15/14                           1,100,000             1,155,000
-------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 7.375% Sr. Sub. Nts., 1/1/15 3                               3,800,000             3,800,000
-------------------------------------------------------------------------------------------------------------------------
MagnaChip Semiconductor Ltd., 8% Sr. Sub. Nts., 12/15/14 3                                 181,000               185,978
                                                                                                       ------------------
                                                                                                               8,797,333


11           |            OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------------------------------
MATERIALS--12.2%
-------------------------------------------------------------------------------------------------------------------------
CHEMICALS--3.9%
AEP Industries, Inc., 7.875% Sr. Nts., 3/15/13 3                                $          265,000     $         267,450
-------------------------------------------------------------------------------------------------------------------------
ClimaChem, Inc., 10.75% Sr. Unsec. Nts., Series B, 12/1/07 1                               250,000               167,500
-------------------------------------------------------------------------------------------------------------------------
Compass Minerals Group, Inc., 10% Sr. Sub. Nts., 8/15/11                                 1,200,000             1,311,000
-------------------------------------------------------------------------------------------------------------------------
Crompton Corp., 9.875% Sr. Nts., 8/1/12                                                    800,000               920,000
-------------------------------------------------------------------------------------------------------------------------
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% Sr. Unsec. Nts., 2/15/09                                                             400,000               431,000
10.125% Sr. Unsec. Nts., 9/1/08                                                             57,000                63,270
10.625% Sr. Unsec. Nts., 5/1/11                                                          1,800,000             2,029,500
-------------------------------------------------------------------------------------------------------------------------
Huntsman Co. LLC:
11.625% Sr. Unsec. Nts., 10/15/10                                                           37,000                43,475
12% Sr. Nts., 7/15/12 3                                                                    332,000               390,100
-------------------------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc:
10.125% Sr. Unsec. Sub. Nts., 7/1/09 1 [EUR]                                                62,000                84,188
10.125% Sr. Unsec. Sub. Nts., 7/1/09                                                     1,645,000             1,719,025
-------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 9.875% Sr. Nts., 3/1/09                                      2,000,000             2,170,000
-------------------------------------------------------------------------------------------------------------------------
IMC Global, Inc.:
7.625% Bonds, 11/1/05 1                                                                      3,000                 3,060
10.875% Sr. Unsec. Nts., 8/1/13                                                             57,000                68,400
10.875% Sr. Unsec. Nts., Series B, 6/1/08                                                   11,000                12,650
-------------------------------------------------------------------------------------------------------------------------
Innophos, Inc., 8.875% Sr. Sub. Nts., 8/15/14 3                                          1,000,000             1,055,000
-------------------------------------------------------------------------------------------------------------------------
ISP Chemco, Inc., 10.25% Sr. Unsec. Sub. Nts., 7/1/11                                      500,000               543,750
-------------------------------------------------------------------------------------------------------------------------
ISP Holdings, Inc., 10.625% Sr. Sec. Nts., 12/15/09                                        300,000               322,500
-------------------------------------------------------------------------------------------------------------------------
KI Holdings, Inc., 0%/9.875% Sr. Disc. Nts., 11/15/14 3,6                                  750,000               465,000
-------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.50% Sec. Nts., 12/15/08                                                                   57,000                61,275
9.50% Sr. Sec. Nts., 12/15//08                                                             100,000               107,500
9.625% Sr. Sec. Nts., Series A, 5/1/07                                                   1,300,000             1,400,750
9.875% Sec. Nts., Series B, 5/1/07                                                         300,000               309,000
10.50% Sr. Sec. Nts., 6/1/13                                                             1,100,000             1,270,500
11.125% Sr. Sec. Nts., 7/15/12                                                             300,000               346,500
-------------------------------------------------------------------------------------------------------------------------
Millennium America, Inc., 9.25% Sr. Unsec. Sub. Nts., 6/15/08                              711,000               766,103
-------------------------------------------------------------------------------------------------------------------------
PCI Chemicals Canada, 10% Sr. Sec. Nts., 12/31/08                                          319,909               343,902
-------------------------------------------------------------------------------------------------------------------------
Pioneer Cos., Inc., 6.59% Sr. Sec. Nts., 12/31/06 2                                         51,759                54,865
-------------------------------------------------------------------------------------------------------------------------
PolyOne Corp.:
8.875% Sr. Unsec. Nts., 5/1/12                                                           1,350,000             1,451,250
10.625% Sr. Unsec. Nts., 5/15/10                                                           357,000               398,055
-------------------------------------------------------------------------------------------------------------------------
Resolution Performance Products LLC:
8% Sr. Sec. Nts., 12/15/09                                                                 450,000               474,750
13.50% Sr. Unsec. Sub. Nts., 11/15/10                                                      300,000               325,500
-------------------------------------------------------------------------------------------------------------------------
Rhodia SA:
8% Sr. Nts., 6/1/10 [EUR]                                                                  745,000               960,910
10.25% Sr. Unsec. Nts., 6/1/10                                                             500,000               547,500
-------------------------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc.:
7.50% Sr. Sub. Nts., 11/15/14 3                                                            400,000               402,000
10.625% Sr. Unsec. Sub. Nts., 5/15/11                                                      400,000               446,000
-------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc., 10% Sr. Sec. Nts., 12/19/07 1,7                                  409,135               411,181
-------------------------------------------------------------------------------------------------------------------------
Westlake Chemical Corp., 8.75% Sr. Nts., 7/15/11                                           260,000               285,675
                                                                                                       ------------------
                                                                                                              22,430,084


12           |            OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.3%
NTK Holdings, Inc., 0%/10.75% Sr. Disc. Nts., 3/1/14 3,6                        $        1,420,000     $         763,250
-------------------------------------------------------------------------------------------------------------------------
Texas Industries, Inc., 10.25% Sr. Unsec. Nts., 6/15/11                                    800,000               910,000
                                                                                                       ------------------
                                                                                                               1,673,250
-------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--3.0%
Crown Euro Holdings SA, 9.50% Sr. Sec. Nts., 3/1/11                                        900,000               992,250
-------------------------------------------------------------------------------------------------------------------------
Graham Packaging Co., Inc.:
8.50% Sr. Nts., 10/15/12 3                                                                 350,000               351,750
9.875% Sub. Nts., 10/15/14 3                                                               600,000               603,000
-------------------------------------------------------------------------------------------------------------------------
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                                                                  1,000,000             1,055,000
9.50% Sr. Sub. Nts., 8/15/13                                                               700,000               745,500
-------------------------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp.:
7.50% Sr. Unsec. Unsub. Nts., 6/1/13                                                       350,000               350,000
8.25% Sr. Unsec. Nts., 10/1/12                                                             900,000               929,250
-------------------------------------------------------------------------------------------------------------------------
MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12                                             800,000               864,000
-------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc.:
7.75% Sr. Sec. Nts., 5/15/11                                                             1,000,000             1,052,500
8.25% Sr. Unsec. Nts., 5/15/13                                                             557,000               591,813
8.75% Sr. Sec. Nts., 11/15/12                                                            1,350,000             1,481,625
8.875% Sr. Sec. Nts., 2/15/09                                                            1,300,000             1,394,250
-------------------------------------------------------------------------------------------------------------------------
Pliant Corp., 0%/11.125% Sr. Sec. Disc. Nts., 6/15/09 6                                    600,000               543,000
-------------------------------------------------------------------------------------------------------------------------
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14                                               1,500,000             1,507,500
-------------------------------------------------------------------------------------------------------------------------
Stone Container Corp.:
8.375% Sr. Nts., 7/1/12                                                                    750,000               778,125
9.25% Sr. Unsec. Nts., 2/1/08                                                            1,000,000             1,070,000
9.75% Sr. Unsec. Nts., 2/1/11                                                            1,000,000             1,075,000
-------------------------------------------------------------------------------------------------------------------------
Stone Container Finance Co. of Canada II, 7.375% Sr. Unsec. Nts.,
7/15/14                                                                                    600,000               597,000
-------------------------------------------------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12                                       1,000,000             1,025,000
                                                                                                       ------------------
                                                                                                              17,006,563
-------------------------------------------------------------------------------------------------------------------------
METALS & MINING--3.0%
AK Steel Corp.:
7.75% Sr. Unsec. Nts., 6/15/12                                                           1,857,000             1,796,648
7.875% Sr. Unsec. Nts., 2/15/09                                                            300,000               295,500
-------------------------------------------------------------------------------------------------------------------------
Arch Western Finance LLC, 6.75% Sr. Nts., 7/1/13                                           800,000               808,000
-------------------------------------------------------------------------------------------------------------------------
California Steel Industries, Inc., 6.125% Sr. Nts., 3/15/14                                800,000               764,000
-------------------------------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.50% Sr. Unsec. Nts., 8/15/14                                     1,300,000             1,319,500
-------------------------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25% Sr. Unsec. Nts., 8/1/14                                      650,000               663,000
-------------------------------------------------------------------------------------------------------------------------
IMCO Recycling, Inc., 10.375% Sr. Sec. Nts., 10/15/10                                      700,000               780,500
-------------------------------------------------------------------------------------------------------------------------
IPSCO, Inc., 8.75% Sr. Nts., 6/1/13                                                        300,000               335,250
-------------------------------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14                                            1,364,000             1,602,700
-------------------------------------------------------------------------------------------------------------------------
Jorgensen (Earle M.) Co., 9.75% Sr. Sec. Nts., 6/1/12                                      800,000               868,000
-------------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 10.875% Sr. Nts., Series B,
10/15/06 4,5                                                                             1,000,000               860,000
-------------------------------------------------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13                                     900,000             1,008,000
-------------------------------------------------------------------------------------------------------------------------
Massey Energy Co., 6.625% Sr. Nts., 11/15/10                                               400,000               404,000
-------------------------------------------------------------------------------------------------------------------------
Northwest Pipeline Corp., 8.125% Sr. Nts., 3/1/10                                          200,000               215,000
-------------------------------------------------------------------------------------------------------------------------
Novelis, Inc., 7.25% Sr. Nts., 2/15/15 3                                                 1,315,000             1,295,275
-------------------------------------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc., 10% Sr. Nts., 7/15/09                                          1,300,000             1,413,750
-------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13                          1,000,000             1,035,000
-------------------------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09                                              400,000               433,000
-------------------------------------------------------------------------------------------------------------------------


13           |            OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------------------------------
METALS & MINING CONTINUED
UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12 1                                  $          400,000     $         430,000
-------------------------------------------------------------------------------------------------------------------------
United States Steel Corp.:
9.75% Sr. Nts., 5/15/10                                                                    505,000               561,813
10.75% Sr. Nts., 8/1/08                                                                    389,000               449,295
                                                                                                       ------------------
                                                                                                              17,338,231
-------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--2.0%
Abitibi-Consolidated, Inc., 8.55% Nts., 8/1/10                                             300,000               306,000
-------------------------------------------------------------------------------------------------------------------------
Appleton Papers, Inc., 8.125% Sr. Nts., 6/15/11                                            600,000               622,500
-------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.50% Sr. Nts., 10/1/13                                        350,000               369,250
-------------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp.:
7.75% Sr. Unsec. Nts., 11/15/29                                                          2,000,000             2,190,000
8.125% Sr. Unsec. Nts., 5/15/11                                                          2,200,000             2,436,500
9.375% Sr. Unsec. Nts., 2/1/13                                                           1,100,000             1,234,750
-------------------------------------------------------------------------------------------------------------------------
Inland Fiber Group LLC, 9.625% Sr. Unsec. Nts., 11/15/07 1,4,5                             300,000               145,500
-------------------------------------------------------------------------------------------------------------------------
JSG Holding plc, 11.50% Sr. Nts., 10/1/15 3,7 [EUR]                                        270,000               348,249
-------------------------------------------------------------------------------------------------------------------------
Mercer International, Inc., 9.25% Sr. Nts., 2/15/13                                        620,000               589,000
-------------------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375% Sr. Unsec. Nts., 3/1/14                                    600,000               585,000
-------------------------------------------------------------------------------------------------------------------------
Tekni-Plex, Inc., 8.75% Sr. Sec. Nts., 11/15/13 3                                        1,557,000             1,483,043
-------------------------------------------------------------------------------------------------------------------------
Tembec Industries, Inc.:
7.75% Sr. Nts., 3/15/12                                                                    700,000               640,500
8.50% Sr. Unsec. Nts., 2/1/11                                                               57,000                54,293
-------------------------------------------------------------------------------------------------------------------------
Western Forest Products, Inc., 15% Sec. Nts., 7/28/09 1,7                                  417,000               458,700
                                                                                                       ------------------
                                                                                                              11,463,285
-------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--11.2%
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--4.6%
American Tower Corp.:
7.125% Sr. Unsec. Nts., 10/15/12                                                           500,000               500,000
9.375% Sr. Nts., 2/1/09                                                                    161,000               169,855
-------------------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc.:
7% Sr. Nts., 2/15/15 3                                                                     475,000               453,625
8.375% Sr. Sub. Nts., 1/15/14 3                                                            305,000               301,950
-------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co.:
6.25% Sr. Nts., 1/15/13                                                                    300,000               283,500
9.25% Sr. Nts., 5/15/11                                                                    800,000               880,000
-------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp., 7.50% Sr. Nts., 12/1/13                                  900,000               992,250
-------------------------------------------------------------------------------------------------------------------------
Intelsat Bermuda Ltd., 8.625% Sr. Nts., 1/15/15 3                                        1,280,000             1,312,000
-------------------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc., 9.125% Sr. Unsec. Nts., 5/1/08                             1,300,000             1,088,750
-------------------------------------------------------------------------------------------------------------------------
MCI, Inc.:
6.908% Sr. Unsec. Nts., 5/1/07 2                                                         2,729,000             2,783,580
7.688% Sr. Unsec. Nts., 5/1/09 2                                                         1,500,000             1,563,750
-------------------------------------------------------------------------------------------------------------------------
PanAmSat Holding Corp., 0%/10.375% Sr. Disc. Nts., 11/1/14 3,6                             750,000               491,250
-------------------------------------------------------------------------------------------------------------------------
PSINet, Inc., 11% Sr. Nts., 8/1/09 1,4,5                                                   873,089                   546
-------------------------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc., 7.90% Unsec. Nts., 8/15/10                                  1,157,000             1,113,613
-------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 7.50% Sr. Nts., 2/15/11
3                                                                                          600,000               589,500
-------------------------------------------------------------------------------------------------------------------------
Qwest Corp.:
6.875% Unsec. Debs., 9/15/33                                                             1,000,000               867,500
9.125% Nts., 3/15/12 3                                                                   2,500,000             2,731,250
-------------------------------------------------------------------------------------------------------------------------


14           |            OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES CONTINUED
Qwest Services Corp.:
14% Nts., 12/15/10 3                                                            $        4,800,000     $       5,580,000
14.50% Nts., 12/15/14 3                                                                  1,700,000             2,061,250
-------------------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07 1,4,5                                             400,000                    --
-------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25% Sr. Nts., 2/15/14 3                              875,000               844,375
-------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom LLC/Time Warner Telecom, Inc., 9.75% Sr.
Nts., 7/15/08                                                                               50,000                49,000
-------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom, Inc., 10.125% Sr. Unsec. Sub. Nts., 2/1/11                          1,300,000             1,261,000
-------------------------------------------------------------------------------------------------------------------------
Valor Telecom Enterprise, 7.75% Sr. Nts., 2/15/15 3                                        445,000               445,000
-------------------------------------------------------------------------------------------------------------------------
Winstar Communications, Inc., 12.75% Sr. Nts., 4/15/10 1,4,5                             1,000,000                    --
                                                                                                       ------------------
                                                                                                              26,363,544
-------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--6.6%
Alamosa Delaware, Inc.:
8.50% Sr. Nts., 1/31/12                                                                  1,000,000             1,041,250
11% Sr. Unsec. Nts., 7/31/10                                                                57,000                65,123
12.50% Sr. Unsec. Nts., 2/1/11                                                             100,000               113,500
-------------------------------------------------------------------------------------------------------------------------
American Cellular Corp., 10% Sr. Nts., Series B, 8/1/11                                    110,000               101,750
-------------------------------------------------------------------------------------------------------------------------
American Tower Corp., 7.50% Sr. Nts., 5/1/12                                             1,650,000             1,683,000
-------------------------------------------------------------------------------------------------------------------------
American Tower Escrow Corp., 12.25% Sr. Sub. Disc. Nts., 8/1/08 8                        1,400,000             1,057,000
-------------------------------------------------------------------------------------------------------------------------
AT&T Corp., 9.05% Sr. Unsec. Nts., 11/15/11 2                                            3,750,000             4,279,688
-------------------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr. Unsec. Disc. Nts., 10/1/07 1,4,5                         1,834,000                    --
-------------------------------------------------------------------------------------------------------------------------
Centennial Cellular Operating Co. LLC/Centennial Communications
Corp., 10.125% Sr. Nts., 6/15/13                                                         1,700,000             1,887,000
-------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp., 10.75% Sr. Nts., 8/1/11                                2,050,000             2,198,625
-------------------------------------------------------------------------------------------------------------------------
Dobson Cellular Systems, Inc., 8.375% Sr. Sec. Nts., 11/1/11 3                             470,000               481,750
-------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 8.875% Sr. Nts., 10/1/13                                      369,000               291,510
-------------------------------------------------------------------------------------------------------------------------
IWO Escrow Co., 6.32% Sr. Sec. Nts., 1/15/12 2,3                                           220,000               225,500
-------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc.:
5.95% Sr. Unsec. Nts., 3/15/14                                                           1,000,000             1,000,000
7.375% Sr. Nts., 8/1/15                                                                  7,490,000             7,948,763
-------------------------------------------------------------------------------------------------------------------------
Nextel Partners, Inc.:
8.125% Sr. Nts., 7/1/11                                                                    700,000               747,250
12.50% Sr. Nts., 11/15/09                                                                1,162,000             1,284,010
-------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc.:
6.375% Sec. Nts., 3/1/14                                                                 2,100,000             2,047,500
7.50% Sec. Nts., 3/15/15                                                                   900,000               933,750
8% Sr. Sub. Nts., 12/15/12                                                                 800,000               826,000
-------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp.:
8.25% Sr. Sec. Nts., 3/15/12                                                               775,000               794,375
9.75% Sr. Sub. Nts., 1/15/10                                                               457,000               420,440
9.875% Sr. Nts., 2/1/10                                                                    900,000               909,000
-------------------------------------------------------------------------------------------------------------------------
SBA Communications Corp., 8.50% Sr. Nts., 12/1/12 3                                      1,400,000             1,456,000
-------------------------------------------------------------------------------------------------------------------------
SBA Telecommunications, Inc./SBA Communications Corp., 0%/9.75%
Sr. Disc. Nts., 12/15/11 6                                                               2,357,000             2,044,698
-------------------------------------------------------------------------------------------------------------------------
Triton PCS, Inc., 8.50% Sr. Unsec. Nts., 6/1/13                                          1,600,000             1,480,000
-------------------------------------------------------------------------------------------------------------------------
UbiquiTel Operating Co., 9.875% Sr. Nts., 3/1/11                                         1,100,000             1,218,250
-------------------------------------------------------------------------------------------------------------------------
US Unwired, Inc., 10% Sr. Sec. Nts., 6/15/12                                               500,000               556,250
-------------------------------------------------------------------------------------------------------------------------


15           |            OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES CONTINUED
Western Wireless Corp., 9.25% Sr. Unsec. Nts., 7/15/13                          $          529,000     $         605,705
                                                                                                       ------------------
                                                                                                              37,697,687
-------------------------------------------------------------------------------------------------------------------------
UTILITIES--6.8%
-------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--4.6%
AES Corp. (The), 8.75% Sr. Sec. Nts., 5/15/13 3                                          1,150,000             1,259,250
-------------------------------------------------------------------------------------------------------------------------
Allegheny Energy, Inc., 7.75% Nts., 8/1/05                                                 300,000               303,000
-------------------------------------------------------------------------------------------------------------------------
Caithness Coso Funding Corp., 9.05% Sr. Sec. Nts., Series B,
12/15/09                                                                                   366,797               394,307
-------------------------------------------------------------------------------------------------------------------------
Calpine Corp.:
7.625% Sr. Nts., 4/15/06                                                                 1,260,000             1,228,500
8.41% Sr. Sec. Nts., 7/15/07 2,3                                                           689,500               592,970
-------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.25% Sr. Nts., Series B, 9/1/10                               1,600,000             1,751,238
-------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                                                                    357,000               369,495
7.75% Sr. Nts., 8/1/10                                                                     400,000               419,000
9.875% Sr. Unsec. Nts., 10/15/07                                                         1,400,000             1,526,000
-------------------------------------------------------------------------------------------------------------------------
ESI Tractebel Acquisition Corp., 7.99% Sec. Bonds, Series B,
12/30/11 1                                                                                 882,000               939,989
-------------------------------------------------------------------------------------------------------------------------
FPL Energy National Wind Power:
5.608% Nts., 3/10/24 3                                                                     535,000               530,380
6.125% Nts., 3/25/19 3                                                                     310,000               308,346
-------------------------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75% Sr. Sec. Nts., 5/1/34                                      3,900,000             4,368,000
-------------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC, 8.30% Sr. Unsec. Nts., 5/1/11 4,5                          200,000               224,000
-------------------------------------------------------------------------------------------------------------------------
MSW Energy Holdings II LLC/MSW Energy Finance Co. II, Inc.,
7.375% Sr. Sec. Nts., Series B, 9/1/10                                                     700,000               714,000
-------------------------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc., 8.50% Sr.
Sec. Nts., 9/1/10                                                                          400,000               422,000
-------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8% Sr. Sec. Nts., 12/15/13 3                                           1,955,000             2,077,188
-------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc.:
9.25% Sr. Sec. Nts., 7/15/10                                                             1,657,000             1,781,275
9.50% Sr. Sec. Nts., 7/15/13                                                             1,600,000             1,748,000
-------------------------------------------------------------------------------------------------------------------------
Teco Energy, Inc., 7.20% Unsec. Unsub. Nts., 5/1/11                                      2,400,000             2,541,000
-------------------------------------------------------------------------------------------------------------------------
Texas Genco LLC, 6.875% Sr. Nts., 12/15/14 3                                             2,000,000             2,015,000
-------------------------------------------------------------------------------------------------------------------------
TXU Corp., 5.55% Nts., 11/15/14 3                                                          750,000               712,906
                                                                                                       ------------------
                                                                                                              26,225,844
-------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.3%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp., 8.875% Sr.
Unsec. Nts., Series B, 5/20/11 9                                                         1,400,000             1,491,000
-------------------------------------------------------------------------------------------------------------------------
SEMCO Energy, Inc., 7.125% Sr. Nts., 5/15/08                                               400,000               409,148
                                                                                                       ------------------
                                                                                                               1,900,148
-------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.8%
AES Red Oak LLC:
8.54% Sr. Sec. Bonds, Series A, 11/30/19 9                                               1,030,032             1,153,636
9.20% Sr. Sec. Bonds, Series B, 11/30/29 1                                                 500,000               567,500
-------------------------------------------------------------------------------------------------------------------------
Calpine Canada Energy Finance ULC, 8.50% Sr. Unsec. Nts., 5/1/08                         2,450,000             1,751,750
-------------------------------------------------------------------------------------------------------------------------
Consumers Energy Co.:
6.25% Nts., 9/15/06                                                                        300,000               308,531
6.375% Sr. Sec. Nts., 2/1/08                                                               450,000               470,201
-------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc.:                                                                     890,000               794,325
6.875% Sr. Unsec. Unsub. Nts., 4/1/11


16           |            OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER CONTINUED
8.75% Sr. Nts., 2/15/12                                                         $        1,657,000     $       1,594,863
10.125% Sr. Sec. Nts., 7/15/13 3                                                         2,200,000             2,409,000
-------------------------------------------------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625% Sec. Pass-Through Certificates,
Series A, 6/30/12                                                                          856,186               950,901
-------------------------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875% Sr. Sec. Nts., 11/1/14 3                                        580,000               579,896
                                                                                                       ------------------
                                                                                                              10,580,603
-------------------------------------------------------------------------------------------------------------------------
WATER UTILITIES--0.1%
National Waterworks, Inc., 10.50% Sr. Unsec. Sub. Nts., Series B,
12/1/12                                                                                    300,000               335,250
                                                                                                       ------------------
Total Corporate Bonds and Notes (Cost $478,566,229)                                                          486,277,708

                                                                                            SHARES
-------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.6%
-------------------------------------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg. 1,5,7                                  13,764                    --
-------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 6% Cv., Series F (converts into
Dobson Communications Corp., Cl. A common stock), Non-Vtg. 3                                   800                62,200
-------------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 12.75% Jr. Redeemable, Non-Vtg.
1,5,7                                                                                          498                    50
-------------------------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B,
Non-Vtg. 1,5                                                                                 8,000               306,000
-------------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg. 1,5,7                                        342                    --
-------------------------------------------------------------------------------------------------------------------------
McLeodUSA, Inc., 2.50% Cv., Series A 5                                                       3,258                 3,128
-------------------------------------------------------------------------------------------------------------------------
Pacific & Atlantic Holdings, Inc., 7.50% Cum. Cv., Series A 1,5,7                           23,546                45,390
-------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp.:
14.25% Cum. Jr. Exchangeable, Non-Vtg. 1,7                                                      92               625,830
14.25% Cum. Jr. Exchangeable, Non-Vtg. 1,5,7                                                    --                 1,436
-------------------------------------------------------------------------------------------------------------------------
PTV, Inc., 10% Cum., Series A, Non-Vtg.                                                         22                    84
-------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum., Series B, Non-Vtg. 1,5,7                                   677               604,223
-------------------------------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A 1                            10,000             1,532,500
                                                                                                       ------------------
Total Preferred Stocks (Cost $3,998,488)                                                                       3,180,841
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--1.6%
-------------------------------------------------------------------------------------------------------------------------
Broadwing Corp.                                                                                494                 2,045
-------------------------------------------------------------------------------------------------------------------------
Cebridge Connections Holding LLC 5                                                           2,645                    --
-------------------------------------------------------------------------------------------------------------------------
Charles River Laboratories International, Inc. 5                                             8,360               393,254
-------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                                                     80,909             1,775,143
-------------------------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc. 5                                                          20,660                24,792
-------------------------------------------------------------------------------------------------------------------------
Crunch Equity Holdings, Cl. A 1,5                                                              301               390,333
-------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 5                                                        43,391                87,650
-------------------------------------------------------------------------------------------------------------------------
Globix Corp. 5                                                                              11,467                42,428
-------------------------------------------------------------------------------------------------------------------------
Gulfstream Holding, Inc. 1,5                                                                    56                    --
-------------------------------------------------------------------------------------------------------------------------
Horizon Natural Resources Co. 1,5                                                           20,000                    --
-------------------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. 5                                                    42,107               141,480
-------------------------------------------------------------------------------------------------------------------------
iPCS, Inc. 5                                                                                 9,973               330,106
-------------------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc. 5                                                          1,913                49,834
-------------------------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc. 5                                                             9,965               339,308
-------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                                                    1,039                41,965
-------------------------------------------------------------------------------------------------------------------------


17           |            OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
MCI, Inc.                                                                                    1,629     $          40,595
-------------------------------------------------------------------------------------------------------------------------
NTL, Inc. 5                                                                                 18,902             1,203,490
-------------------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 5                                                                     2,235                21,635
-------------------------------------------------------------------------------------------------------------------------
Pioneer Cos., Inc. 5                                                                        10,688               242,618
-------------------------------------------------------------------------------------------------------------------------
Polymer Group, Inc., Cl. A 5                                                                24,040               575,758
-------------------------------------------------------------------------------------------------------------------------
Prandium, Inc. 1,5                                                                          62,829                   377
-------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. 1,5                                                                   396                16,434
-------------------------------------------------------------------------------------------------------------------------
Telewest Global, Inc. 5                                                                     76,326             1,357,840
-------------------------------------------------------------------------------------------------------------------------
Telus Corp.                                                                                  1,079                33,244
-------------------------------------------------------------------------------------------------------------------------
TVMAX Holdings, Inc. 1,5                                                                     7,500                41,250
-------------------------------------------------------------------------------------------------------------------------
UnitedGlobalCom, Inc., Cl. A 5                                                             143,824             1,360,575
-------------------------------------------------------------------------------------------------------------------------
Viatel Holding (Bermuda) Ltd. 1,5                                                            2,701                 1,823
-------------------------------------------------------------------------------------------------------------------------
Western Forest Products, Inc. 5                                                             85,047               509,790
-------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The)                                                                   20,000               376,200
-------------------------------------------------------------------------------------------------------------------------
WRC Media Corp. 1,5                                                                          1,353                    27
-------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc. 5                                                                    2,646                 6,562
                                                                                                       ------------------
Total Common Stocks (Cost $8,192,156)                                                                          9,406,556

                                                                                             UNITS
-------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.3%
-------------------------------------------------------------------------------------------------------------------------
American Tower Corp. Wts., Exp. 8/1/08 3,5                                                   1,400               314,300
-------------------------------------------------------------------------------------------------------------------------
ASAT Finance LLC Wts., Exp. 11/1/06 1,5                                                        500                    --
-------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc. Litigation Wts., Exp. 12/31/50 5                                            15,626                27,189
-------------------------------------------------------------------------------------------------------------------------
COLO.com, Inc. Wts., Exp. 3/15/10 1,5                                                          600                    --
-------------------------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07 1,5                                               750                    --
-------------------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08 1,5                                       1,750                    --
-------------------------------------------------------------------------------------------------------------------------
Diva Systems Corp. Wts., Exp. 3/1/08 1,5                                                     1,500                    --
-------------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc. Wts., Exp. 11/1/05 1,5                                            475                     5
-------------------------------------------------------------------------------------------------------------------------
Huntsman Co. LLC Wts., Exp. 5/15/11 1,5                                                      1,000               524,750
-------------------------------------------------------------------------------------------------------------------------
ICG Communications, Inc. Wts., Exp. 9/15/05 1,5                                              5,940                    --
-------------------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. Wts.:
Exp. 5/16/06 1,5                                                                            10,561                    84
Exp. 5/16/06 1,5                                                                                16                    --
-------------------------------------------------------------------------------------------------------------------------
Imperial Credit Industries, Inc. Wts., Exp. 1/31/08 1,5                                      5,148                    --
-------------------------------------------------------------------------------------------------------------------------
Insilco Corp. Wts., Exp. 8/15/07 1,5                                                           765                    --
-------------------------------------------------------------------------------------------------------------------------
iPCS, Inc. Wts., Exp. 6/15/10 1,5                                                              750                    --
-------------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 1,5                                       800                    --
-------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/15/07 1,5                                       800                    --
-------------------------------------------------------------------------------------------------------------------------
McLeodUSA, Inc. Wts., Exp. 4/16/07 5                                                         7,220                   130
-------------------------------------------------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10 1,5                                                          1,000                    --
-------------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 5                                                  20,000                 3,600
-------------------------------------------------------------------------------------------------------------------------
Protection One, Inc. Wts., Exp. 6/30/05 1,5                                                  1,600                    --
-------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts., Exp. 12/19/08 1,5                                               647                 4,143
-------------------------------------------------------------------------------------------------------------------------
Transocean, Inc. Wts., Exp. 5/1/09 3,5                                                       1,000               588,125
-------------------------------------------------------------------------------------------------------------------------


18           |            OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                             UNITS                 VALUE
XO Communications, Inc., Cl. A Wts., Exp. 1/16/10 5                                          5,300     $           2,014
-------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. B Wts., Exp. 1/16/10 5                                          3,975                   914
-------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. C Wts., Exp. 1/16/10 5                                          3,975                   706
                                                                                                       ------------------
Total Rights, Warrants and Certificates (Cost $256,478)                                                        1,465,960

                                                                                         PRINCIPAL
                                                                                            AMOUNT
-------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--4.3%
-------------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The), High Yield Index Linked Nts., 0%,
5/8/05 8                                                                        $        6,000,000             6,083,400
-------------------------------------------------------------------------------------------------------------------------
Dow Jones CDX High Yield Index Pass-Through Certificates:
Series 3-1, 7.75%, 12/29/09 3,10                                                        12,400,000            12,121,000
Series 3-2, 6.375%, 12/29/09 3,10                                                        4,000,000             3,945,000
Series 3-4, 10.50%, 12/29/09 3,10                                                        2,500,000             2,384,375
                                                                                                       ------------------
Total Structured Notes (Cost $25,176,405)                                                                     24,533,775

-------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--5.4%
-------------------------------------------------------------------------------------------------------------------------
Undivided interest of 3.68% in joint repurchase agreement (Principal
Amount/Value $838,272,000, with a maturity value of $838,336,035) with UBS
Warburg LLC, 2.75%, dated 3/31/05, to be repurchased at $30,864,358 on 4/1/05, collateralized by Federal National Mortgage Assn., 4.50%--5%, 5/1/19--3/1/34,
with a value of $857,182,684 (Cost $30,862,000)                                         30,862,000            30,862,000
-------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $549,332,247)                                               97.5%          558,106,529
-------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                2.5            14,547,795

                                                                                -----------------------------------------
NET ASSETS                                                                                   100.0%    $     572,654,324
                                                                                =========================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

EUR        Euro

1. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of March 31, 2005 was $15,828,717, which represents 2.76% of the Fund's net assets, of which $377 is considered restricted. See accompanying Notes to Quarterly Statement of Investments.

2. Represents the current interest rate for a variable or increasing rate security.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $115,877,994 or 20.24% of the Fund's net assets as of March 31, 2005.

4. Issue is in default. See accompanying Notes to Quarterly Statement of Investments.

5. Non-income producing security.

6. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

7. Interest or dividend is paid-in-kind.

8. Zero coupon bond reflects effective yield on the date of purchase.

9. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts with an aggregate market value of $379,900. See accompanying Notes to Quarterly Statement of Investments.

10.Interest rate represents a weighted average rate comprised of the interest rates of the underlying securities.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $ 550,298,925
                                              =============


19           |            OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

Gross unrealized appreciation                  $ 25,918,338
Gross unrealized depreciation                   (18,110,734)
                                              -------------
Net unrealized appreciation                   $   7,807,604
                                              =============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund`s assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund`s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund`s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note`s market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of March 31, 2005, the market value of these securities comprised 4.3% of the Fund`s net assets and resulted in unrealized cumulative losses of $642,630.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2005, securities with an aggregate market value of $7,092,457, representing 1.24% of the Fund`s net assets, were in default.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or


20           |            OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FUTURES CONTRACTS. A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of March 31, 2005, the Fund had outstanding futures contracts as follows:


                              EXPIRATION   NUMBER OF   VALUATION AS OF     UNREALIZED
CONTRACT DESCRIPTION                DATE   CONTRACTS    MARCH 31, 2005   DEPRECIATION
-------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE

Standard & Poor's 500 Index      6/16/05          20   $     5,919,500   $    152,575


21           |            OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

ILLIQUID OR RESTRICTED SECURITIES. As of March 31, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Information concerning restricted securities is as follows:

                     ACQUISITION                 VALUATION AS OF      UNREALIZED
SECURITY                   DATES         COST     MARCH 31, 2005    DEPRECIATION
--------------------------------------------------------------------------------
Prandium, Inc.   3/19/99-7/19/02    $ 738,000              $ 377    $    737,623


22           |            OPPENHEIMER HIGH INCOME FUND/VA



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer High Income Fund/VA


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: May 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: May 13, 2005


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Chief Financial Officer

Date: May 13, 2005